UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2008
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fundamental Value Fund
Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (83.3%)
	Air Freight/Couriers (0.4%)
3,930	FedEx Corp.	$309,645

	Airlines (0.3%)
21,200	Continental Airlines, Inc. (Class B) (a)	214,332
	Beverages: Non-Alcoholic (1.3%)
14,110	Coca-Cola Co. (The)	733,438
8,330	Dr Pepper Snapple Group Inc.	174,772
		908,210

	Cable/Satellite TV (1.2%)
44,389	Comcast Corp. (Class A) (a)	842,059

	Chemicals: Major Diversified (3.8%)
32,250	Bayer AG (ADR) (Germany)	2,710,280

	Computer Communications (0.8%)
25,780	Cisco Systems, Inc. (a)	599,643

	Computer Processing Hardware (2.6%)
41,640	Hewlett-Packard Co.	1,840,904

	Discount Stores (4.1%)
52,440	Wal-Mart Stores, Inc.	2,947,128

	Electric Utilities (5.8%)
9,479	Entergy Corp.	1,142,030
32,440	FirstEnergy Corp.	2,670,785
8,410	NRG Energy, Inc. (a)	360,789

		4,173,604

	Electronics/Appliances (0.7%)
11,440	Sony Corp. (ADR) (Japan)	500,386

	Finance/Rental/Leasing (0.6%)
27,158	Freddie Mac	445,391

	Financial Conglomerates (4.5%)
45,862	Citigroup, Inc.	768,647
72,574	JPMorgan Chase & Co.	2,490,014

		3,258,661

	Food: Major Diversified (3.7%)
34,160	Kraft Foods Inc. (Class A)	971,852
58,910	Unilever N.V. (NY Registered Shares) (Netherlands)	1,673,044

		2,644,896

	Food: Specialty/Candy (1.4%)
20,327	Cadbury Schweppes PLC (ADR) (United Kingdom)	1,022,855

	Home Improvement Chains (1.0%)
31,880	Home Depot, Inc. (The)	746,630

	Household/Personal Care (2.0%)
16,330	Estee Lauder Companies, Inc. (The) (Class A)	758,529
11,630	Kimberly-Clark Corp.	695,241

		1,453,770

	Industrial Conglomerates (4.4%)
36,520	General Electric Co.	974,719
13,080	Siemens AG (ADR) (Germany)	1,440,500
19,075	Tyco International Ltd. (Bermuda)	763,763

		3,178,982

	Insurance Brokers/Services (3.4%)
91,790	Marsh & McLennan Companies, Inc.	2,437,024

	Integrated Oil (4.6%)
6,280	ConocoPhillips	592,769
32,950	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,692,345

		3,285,114

NUMBER OF
SHARES		VALUE
	Investment Banks/Brokers (1.6%)
35,656	Charles Schwab Corp. (The)	732,374
13,887	Merrill Lynch & Co., Inc.	440,357

		1,172,731

	Major Banks (0.5%)
14,164	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	124,643
33	Sumitomo Mitsui Financial Group, Inc.	248,312

		372,955

	Major Telecommunications (2.7%)
55,440	Verizon Communications, Inc.	1,962,576

	Media Conglomerates (5.4%)
156,160	Time Warner, Inc.	2,311,168
51,130	Viacom Inc. (Class B) (a)	1,561,510

		3,872,678

	Medical Specialties (2.3%)
60,980	Boston Scientific Corp. (a)	749,444
19,035	Covidien Ltd.	911,586

		1,661,030

	Motor Vehicles (0.6%)
12,200	Harley-Davidson, Inc.	442,372

	Oil & Gas Production (2.6%)
21,150	Occidental Petroleum Corp.	1,900,539

	Oilfield Services/Equipment (0.9%)
6,190	Schlumberger Ltd. (Netherlands Antilles)	664,992

	Other Consumer Services (1.4%)
37,440	eBay Inc. (a)	1,023,235

	Pharmaceuticals: Major (10.7%)
30,240	Abbott Laboratories	1,601,813
60,680	Bristol-Myers Squibb Co.	1,245,760
19,290	Novartis AG (ADR) (Switzerland)	1,061,722
16,250	Roche Holdings Ltd. (ADR) (Switzerland)	1,457,138
117,660	Schering-Plough Corp.	2,316,725

		7,683,158

	Precious Metals (1.4%)
19,840	Newmont Mining Corp.	1,034,854

	Property — Casualty Insurers (1.5%)
24,760	Travelers Companies, Inc. (The)	1,074,584

	Restaurants (1.0%)
45,400	Starbucks Corp. (a)	714,596

	Semiconductors (0.8%)
26,960	Intel Corp.	579,101

	Telecommunication Equipment (1.0%)
121,230	Alcatel-Lucent (ADR) (France)	732,229

	Tobacco (1.5%)
21,160	Philip Morris International Inc. (a)	1,045,092
	Total Common Stocks (Cost $53,374,104)	59,456,236

	Investment Trusts/Mutual Funds (1.6%)
56,788	Financial Select Sector SPDR Fund (Cost $1,504,856)	1,150,525

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (8.1%)
	Aerospace & Defense (0.6%)
$360	L-3 Communications Corp.	3.00%	08/01/35	400,050

	Biotechnology (1.9%)
96	Affymetrix Inc.	3.50	01/15/38	78,600
500	Amgen Inc.	.375	02/01/13	437,500
500	Amgen Inc. - 144A (b)	.375	02/01/13	437,500
400	Invitrogen Corp.	1.50	02/15/24	385,000

				1,338,600

	Computer Peripherals (0.7%)
415	Emc Corp. - 144A (b)	1.75	12/01/11	474,656

	Electric Utilities (0.2%)
62	PG&E Corp.	9.50	06/30/10	170,578

	Electronic Equipment/Instruments (1.4%)
500	JDS Uniphase Corp - 144A (b)	1.00	05/15/26	389,375
600	JDS Uniphase Corp.	0.00	11/15/10	580,500

				969,875

	Financial Conglomerates (0.2%)
210	Conseco, Inc.	3.50	09/30/35	171,150

	Food Retail (0.3%)
560	Supervalu, Inc.	0.00	11/02/31	210,700

	Hospital/Nursing Management (0.1%)
50	Health Management Assoc - 144A (b)	3.75	05/01/28	48,349

	Information Technology Services (0.4%)
300	Level 3 Communications, Inc.	2.875	07/15/10	252,375

	Investment Banks/Brokers (0.7%)
500	Goldman Sachs Group Inc.	2.00	05/09/14	512,940

	Medical Specialties (0.8%)
125	Beckman Coulter - 144A (b)	2.50	12/15/36	138,906
400	Medtronic, Inc. (Series B)	1.25	09/15/21	401,000
59	Wright Medical	2.625	12/01/14	62,392

				602,298

	Pharmaceuticals: Other (0.4%)
400	Advanced Medical Optics Inc.	3.25	08/01/26	293,500

	Services to the Health Industry (0.5%)
469	Omnicare, Inc. (Series OCR)	3.25	12/15/35	352,923

	Total Convertible Bonds
	(Cost $5,976,259)			5,797,994

NUMBER OF
SHARES
	Convertible Preferred Stocks (3.5%)
	Electric Utilities (1.1%)
28,000	Centerpoint Energy Inc. $1.165	811,048

	Financial Conglomerates (0.2%)
3,600	Citigroup Inc. (Series T) $3.25	156,583

	Major Banks (0.4%)
200	Bank of America Corp. (Series L) $72.50	177,000
100	Wachovia Corp. Class A (Series L) $75.00	88,138

		265,138

	Motor Vehicles (0.3%)
6,730	Ford Cap Trust II $3.25	186,286

	Office Equipment/Supplies (0.2%)
2,925	Avery Dennison Corp. $77.50	131,391

	Pharmaceuticals: Major (0.5%)
1,916	Schering-Plough Corp. $15.00	366,933

	Services to the Health Industry (0.3%)
250	HealthSouth Corp. $65.00 - 144A (b)	184,438

	Telecommunication Equipment (0.5%)
500	Lucent Technologies Capital Trust I $77.50	380,000

	Total Convertible Preferred Stocks
	(Cost $2,786,268)	2,481,817

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (3.9%)
	Investment Company
2,822	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,822,118)		2,822,118

	Total Investments (Cost $66,488,942) (d)	100.5%	71,708,690
	Liabilities in Excess of Other Assets	(0.5)	(352,660)

	Net Assets	100.0%	$71,356,030

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Resale is restricted to qualified institutional investors.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser.
Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Forward Foreign Currency Contract Open at June 30, 2008:

				UNREALIZED
CONTRACT TO	IN EXCHANGE		DELIVERY	APPRECIATION
DELIVER	FOR		DATE	(DEPRECIATION)

$15,871	JPY	1,709,107	06/30/08	$236
$16,273	JPY	1,725,231	07/01/08	(14)
$15,528	JPY	1,646,303	07/02/08	(13)

	Net Unrealized Appreciation			$209

Currency Abbreviations:

JPY	Japanese Yen.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Fundamental Value Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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